Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet
CONDENSED BALANCE SHEET

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note2(f)
	(in thousands, except share and per share data)
ASSETS
Current assets:
Receivables from subsidiary	100,000	100,000	14,499

Total current assets	100,000	100,000	14,499
Total assets	100,000	100,000	14,499

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	—	—	—

Shareholders’ equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 117,647,000 shares issued and outstanding as of December 31, 2022 and 2021) (1)	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Additional paid-in capital	100,000	100,000	14,499

Total shareholders’ equity	100,000	100,000	14,499
Total liabilities and shareholders’ equity	100,000	100,000	14,499

Note:

(1)	Retroactively restated for the stock subdivision as described in Note 1.

Schedule Of Condensed Statement Of Operations
CONDENSED STATEMENT OF OPERATIONS

	For the period from the inception to December 31, 2021	For the year ended December 31, 2022
	RMB	RMB	US$
(Note2(f)
(in thousands, except share and per share data)
Gross profit
Total operating expense	—	—	—
Income before income tax expenses	—	—	—
Net income and total comprehensive income	—	—	—

Schedule Of Condensed Cash Flow
CONDENSED STATEMENT OF CASH FLOW

	For the period from the inception to December 31, 2021	For the year ended December 31, 2022
	RMB	RMB	US$
(Note2(f)
(in thousands, except share and per share data)
Cash flows from operating activities	—	—	—
Cash flow from investing activities	—	—	—
Cash flow from financing activities	—	—	—
Effect of exchange rate changes on cash	—	—	—
Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents, beginning of the year	—	—	—
Cash and cash equivalents, end of the year	—	—	—